Financial Results - Summary of Effects on Exchange Differences and Application of Indexed Assets and Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	$ 7,998,839	$ 4,264,332	$ 2,382,630
Inventories	20,926
Intangible assets other than goodwill	(77,239)	142	203
Property, plant and equipment	1,451,708	764,982	1,132,453
Deferred tax liabilities	(1,429,582)	(548,505)
Equity	(2,143,830)	(2,434,384)	(5,805,120)
Other Provision of Services	(1,849)	(1,246)
Energy Sales			(1,352,295)
Energy Purchases			432
Work for the Fixed Assets			103,512
Personal expenses	161,385	130,213	166,715
Other fixed operating expenses	139,968	108,226	23,714
Financial income	(231,931)	(204,137)	(367,059)
Financial expenses	9,125	6,145	732,547
Sub total Hyperinflation result	(2,101,319)	(2,178,564)	(5,364,898)
Gains from indexed assets and liabilities, net	5,897,520	2,085,768	(2,982,268)
Foreign currency exchange differences	(15,334,368)	(23,272,231)	(10,412,110)
Exchange effect on account receivable	(51,620,491)	(36,494,889)
Exchange effect on account payables	23,048,375	11,234,506
Cash And Cash Equivalent [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	64,806		36,797
Foreign currency exchange differences	1,863,916	10,110,166	(937,177)
Other Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	8,922,639	6,316,333	2,052,540
Other Non Financial Asset [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(5,754,262)	6,086,388	(1,712,690)
Trade and Other Receivables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	1,837,037	2,212,324	1,410,408
Foreign currency exchange differences	59,815,718	(24,262,013)	1,811,670
Current Tax Assets and Liabilities [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	4,168,869	1,026,963	2,557,465
Foreign currency exchange differences	47,239	(4,361,506)	(1,633,471)
Other financial liabilities (financial debt and derivative instruments) [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	2,743,973	980,933	(1,637,291)
Foreign currency exchange differences	(22,271,858)	(10,265,859)	(8,147,939)
Trade and Other Payables [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(103,883)	241,532	16,939
Foreign currency exchange differences	(27,326,682)	(1,023,613)	642,558
Accounts Payable to Related Entities [Member]
Disclosure Of Financial Results [Line Items]
Foreign currency exchange differences	(30,778,711)	(4,974,416)	(2,987,980)
Other provisions [member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(610,605)	(196,777)
Other Non Financial Liability [Member]
Disclosure Of Financial Results [Line Items]
Gains (losses) from Indexed Assets and Liabilities, Gross	(101,358)	(643)	(1,688)
Foreign currency exchange differences	$ 147,633	$ (897,711)	$ 500,379